Guarantees and Contingent Liabilities (Details) - Guaranty funds - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Guarantees and Contingent Liabilities
Liability for insurance assessments	$ 758	$ 759
Insurance assessments, premium tax offsets	$ 911	$ 916